RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Jan. 31, 2020
Related Party Transaction [Line Items]
Shareholder loan		$ 53,954,000	$ 47,812,000
Guarantee issued in respect of subsidiary performance under bunker supply agreement		40,247,000	38,666,000	$ 45,748,000
Other current liabilities		21,294,000	27,259,000
Performance Guarantee
Related Party Transaction [Line Items]
Maximum liability under this guarantee		4,000,000	4,000,000
Amount payable under guarantee		0	0
TFG Marine
Related Party Transaction [Line Items]
Subordinated shareholder loan							$ 1,000,000
Shareholder loan converted to equity					$ 75,000
Shareholder loan					$ 900,000	$ 900,000
Subordinated shareholder loan, term					5 years
Variable interest rate					7.00%
TFG Marine | Bunker Procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement		134,700,000	159,800,000
Other current liabilities		$ 3,100,000
Due from related parties			$ 8,500,000
TFG Marine | Bunker Supply Agreement Guarantee
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 30,000,000				$ 20,000,000